Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign	Income tax expense on continuing operations consists of the following:

	Year Ended December 31,
	2017	2016	2015
	(In millions)
Current	$476	$333	$275
Deferred	(241)	14	(1)
	$235	$347	$274

Schedule of Components of Income Tax Expense (Benefit)
Total income tax expense (benefit) was allocated as follows (in millions):

	Year Ended December 31,
	2017	2016	2015
Net earnings from continuing operations	$235	$347	$274
Tax expense attributable to net earnings from discontinued operations	144	25	16
Other comprehensive earnings (loss):
Unrealized gain (loss) on investments and other financial instruments	25	29	(40)
Unrealized gain (loss) on foreign currency translation and cash flow hedging	4	1	(7)
Minimum pension liability adjustment	3	3	3
Total income tax expense (benefit) allocated to other comprehensive earnings	32	33	(44)
Additional paid-in capital, stock-based compensation	—	—	(21)
Total income taxes	$411	$405	$225

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the federal statutory rate to our effective tax rate is as follows:

	Year Ended December 31,
	2017	2016	2015
Federal statutory rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefit	1.8	2.8	3.0
Deductible dividends paid to FNF 401(k) plan	(0.2)	(0.1)	(0.2)
Tax exempt interest income	(0.4)	(0.5)	(0.8)
Stock compensation	(1.4)	(1.7)	—
Tax Credits	(0.1)	(0.1)	(0.1)
Consolidated Partnerships	—	0.2	0.4
Tax reform	(10.7)	—	—
Non-deductible expenses and other, net	3.2	0.8	(1.6)
Effective tax rate	27.2%	36.4%	35.7%

Schedule of Deferred Tax Assets and Liabilities
The significant components of deferred tax assets and liabilities at December 31, 2017 and 2016 consist of the following:

	December 31,
	2017	2016
	(In millions)
Deferred Tax Assets:
Employee benefit accruals	$68	$36
Net operating loss carryforwards	9	22
Insurance reserve discounting	26	—
Accrued liabilities	10	18
Allowance for uncollectible accounts receivable	4	—
Pension plan	2	5
Tax credits	40	41
State income taxes	4	13
Other	1	3
Total gross deferred tax asset	164	138
Less: valuation allowance	22	10
Total deferred tax asset	$142	$128
Deferred Tax Liabilities:
Title plant	$(55)	$(85)
Amortization of goodwill and intangible assets	(113)	(174)
Other investments	(5)	(4)
Other	(13)	(11)
Investment securities	(41)	(39)
Depreciation	(9)	(12)
Partnerships	(75)	(94)
Insurance reserve discounting	—	(79)
Total deferred tax liability	$(311)	$(498)
Net deferred tax liability	$(169)	$(370)